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                          VAN KAMPEN AMERICAN CAPITAL

SUPPLEMENT TO PROSPECTUS DATED AUGUST 4, 1997

Prospectus dated September 28, 1996, as previously supplemented on September 28, 1996, November 1, 1996, January 2, 1997, February 11, 1997 and April 1, 1997
  VKAC Global Equity Fund
  VKAC Global Government Securities Fund

Prospectus dated October 28, 1996, as previously supplemented on November 1, 1996, January 2, 1997, January 21, 1997 and February 11, 1997
  VKAC Pace Fund

Prospectus dated October 28, 1996, as previously supplemented on November 1, 1996, January 2, 1997 and February 11, 1997
  VKAC Aggressive Growth Fund
  VKAC High Yield Fund
  VKAC Great American Companies Fund
  VKAC Prospector Fund
  VKAC Short-Term Global Income Fund
  VKAC Strategic Income Fund
  VKAC Utility Fund
  VKAC Value Fund

Prospectus dated October 28, 1996, as previously supplemented on January 15, 1997 and February 11, 1997
  VKAC Growth Fund

Prospectus dated December 29, 1996, as previously supplemented on February 11, 1997
  VKAC Corporate Bond Fund
  VKAC Emerging Growth Fund
  VKAC High Income Corporate Bond Fund
Prospectus dated January 28, 1997, as previously supplemented on February 11,
1997
  VKAC U.S. Government Trust for Income Fund

Prospectus dated March 28, 1997
  VKAC Growth and Income Fund
  VKAC High Yield Municipal Fund

Prospectus dated April 30, 1997
  VKAC California Insured Tax Free Fund
  VKAC Comstock Fund
  VKAC Enterprise Fund
  VKAC Equity Income Fund
  VKAC Florida Insured Tax Free Income Fund
  VKAC Government Securities Fund
  VKAC Harbor Fund
  VKAC Insured Tax Free Income Fund
  VKAC Intermediate Term Municipal Income
     Fund
  VKAC Limited Maturity Government Fund
  VKAC Municipal Income Fund
  VKAC New Jersey Tax Free Income Fund
  VKAC New York Tax Free Income Fund
  VKAC Pennsylvania Tax Free Income Fund
  VKAC Real Estate Securities Fund
  VKAC Tax Free High Income Fund

Prospectus dated April 30, 1997, as previously supplemented on April 30, 1997

  VKAC Global Managed Assets Fund

Pursuant to the Fund's Prospectus, the Fund's Class A shares may be purchased at net asset value under certain defined circumstances by certain classes or groups of investors. In order to qualify, such investors must provide assurance that the purchase is made only for investment purposes and that the shares will not be resold except through redemption by the Fund. As of August 4, 1997, item number seven, under the Section "Purchase of Shares -- Class A Shares -- Other Purchase Programs" shall be omitted from the list of NAV Purchase Options and the remaining items shall be renumbered accordingly. As stated in the Fund's Prospectus, the Fund reserves the right to amend or terminate the terms of offering shares of the Fund at net asset value at any time.